BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item segment customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of global franchise divisions | item	3
Number of reportable segments | segment	3
Revenue	$ 5,549	$ 5,215	$ 5,212
Revenue recognised, rebates	383
Accrual for rebates	$ 92	103
Number of major customers | customer	0
United Kingdom
Disclosure of operating segments [line items]
Revenue	$ 201	186	189
United States of America
Disclosure of operating segments [line items]
Revenue	2,979	2,764	2,658
China
Disclosure of operating segments [line items]
Revenue	275	319	352
Orthopaedics
Disclosure of operating segments [line items]
Revenue	2,214	2,113	2,156
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,729	1,590	1,560
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,606	1,512	1,496
Sports Medicine Joint Repair | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	945	870	839
Arthroscopic Enabling Technologies | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	588	567	590
ENT (Ear, Nose and Throat) | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	196	153	131
Knee Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	940	899	876
Hip Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	599	584	612
Other Reconstruction | Orthopaedics
Disclosure of operating segments [line items]
Revenue	111	87	92
Trauma & Extremities | Orthopaedics
Disclosure of operating segments [line items]
Revenue	564	543	576
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,606	1,512	1,496
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,406	1,319	1,327
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	200	193	169
Advanced Wound Care | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	725	712	731
Advanced Wound Bioactives | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	553	520	496
Advanced Wound Devices | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	328	280	269
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member]
Disclosure of operating segments [line items]
Revenue	3,943	3,703	3,716
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Established Markets
Disclosure of operating segments [line items]
Revenue	3,184	2,949	2,969
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Emerging Markets
Disclosure of operating segments [line items]
Revenue	759	754	747
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	5,549	5,215	5,212
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	4,590	4,268	4,296
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	$ 959	$ 947	$ 916